Consolidated Statement of Changes in Equity - USD ($)	Total	Common Shares [member]	Warrants [member]	Share-based payments reserve [member]	Accumulated Other Comprehensive Income (Loss) [member]	Accumulated Deficit [member]
Beginning balance (in shares) at Dec. 31, 2021	34,596,422	34,596,422
Beginning balance at Dec. 31, 2021	$ 127,292,506	$ 227,154,731	$ 604,000	$ 43,023,258	$ (74,213,425)	$ (69,276,058)
Share issuance costs	(689,606)	(689,606)
Deferred share units	22,996,915			22,996,915
Deferred share units exercised		$ 1,666,668		(1,666,668)
Deferred share units exercised (in shares)		166,667
Reg A Offering	7,479,444	$ 7,479,444
Reg A Offering (in shares)		467,462
Option extension	120,000			657,800		(537,800)
Option grant	1,725,617			1,725,617
Option expiry				(2,812,108)		2,812,108
Loss and comprehensive income for the year	$ (28,738,305)				3,881,076	(32,619,381)
Ending balance (in shares) at Dec. 31, 2022	35,230,551	35,230,551
Ending balance at Dec. 31, 2022	$ 130,186,571	$ 235,611,237	604,000	63,924,814	(70,332,349)	(99,621,131)
Deferred share units	4,650,337			4,650,337
Deferred share units exercised		$ 400,000		(400,000)
Deferred share units exercised (in shares)		25,000
Option vesting	180,587			180,587
Option exercise	2,497,500	$ 6,476,491		(3,978,991)
Option exercise (in shares)		330,750
Option expiry				(96,500)		96,500
Loss and comprehensive income for the year	$ (8,294,334)				4,912,866	(13,207,200)
Ending balance (in shares) at Dec. 31, 2023	35,586,301	35,586,301
Ending balance at Dec. 31, 2023	$ 129,220,661	$ 242,487,728	604,000	64,280,247	(65,419,483)	(112,731,831)
Initial Public Offering	30,000,000	$ 30,000,000
Initial Public Offering (in shares)		2,000,000
Share issuance costs	(2,539,195)	$ (2,539,195)
Deferred share units	11,100,686			11,100,686
Deferred share units exercised		$ 2,733,328		(2,733,328)
Deferred share units exercised (in shares)		173,958
Restricted share units	25,853,678			25,853,678
Restricted share units exercised		$ 460,225		(460,225)
Restricted share units exercised (in shares)		31,875
Option vesting	2,970			2,970
Option exercise	2,057,500	$ 6,019,398		(3,961,898)
Option exercise (in shares)		489,166
Option expiry				(566,620)		566,620
Warrants issued	459,500		459,500
Warrant exercise	1,614,750	$ 2,134,649	(519,899)
Warrant exercise (in shares)		122,437
Loss and comprehensive income for the year	$ (62,350,264)				(15,941,811)	(46,408,453)
Ending balance (in shares) at Dec. 31, 2024	38,403,737	38,403,737
Ending balance at Dec. 31, 2024	$ 135,420,286	$ 281,296,133	$ 543,601	$ 93,515,510	$ (81,361,294)	$ (158,573,664)